CONSOLIDATED STATEMENTS OF NET LOSS AND COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES (Note 15)
General and administration	$ 5,280	$ 4,962
Exploration and evaluation	787	639
Investor relations and marketing communications	1,279	1,394
Corporate development and due diligence	708	421
Impairment of non-current assets	1,545	10,361
Loss from operational activities	(9,599)	(17,777)
OTHER ITEMS
Gain on disposal of asset and royalties (Note 6)	(7,280)	(5,728)
Interest and other income	(941)	(264)
Investments fair value loss	0	1,606
Foreign exchange (gain)/loss	127	(38)
Other expenses	108	318
Provision for reclamation estimate (Note 8)	(1,021)	0
Fair value loss on Silver Stream liability (Note 11)	7,124	1,057
Fair value (gain)/loss on PC Gold Option	(640)	869
Loss before income taxes	(7,076)	(15,597)
Deferred income tax recovery	1,576	309
Equity loss and dilution impacts of equity accounted investments (Note 7, 8, 9)	(1,536)	(991)
Net loss for the year	(7,036)	(16,279)
Items that will not be reclassified to net income:
Investments fair value loss	(78)	(1,227)
Mineral property investments fair value gain/(loss)	0	(3,537)
Items that are or may be reclassified to net income or (loss):
Currency translation adjustment of foreign subsidiaries	(146)	17
Other comprehensive loss	(224)	(4,747)
Net loss and comprehensive loss for the year	$ (7,260)	$ (21,026)
Loss per share (in dollars)
Basic and diluted	$ (0.01)	$ (0.02)
Basic and diluted	826,998,665	738,197,818